Share-based Payments - Summary of Share-based Compensation Expenses Recognized in Income and Capitalized as Part of the Cost of Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expenses	¥ 369,973	$ 56,701	¥ 63,746	¥ 0
Cost of Revenue
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expenses	32,990	5,056	0	0
Selling and Marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expenses	21,691	3,324	0	0
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expenses	295,165	45,236	63,746	0
Construction in Progress
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expenses	¥ 20,127	$ 3,085	¥ 0	¥ 0